Cover	Apr. 25, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 25, 2025
Entity File Number	001-32593
Entity Registrant Name	GLOBAL PARTNERS LP
Entity Central Index Key	0001323468
Entity Tax Identification Number	74-3140887
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	P.O. Box 9161
Entity Address, Address Line Two	800 South Street
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02454-9161
City Area Code	781
Local Phone Number	894-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Units Representing Limited Partner Interests [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Units representing limited partner interests
Trading Symbol	GLP
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	9.50% Series B Fixed Rate Cumulative Redeemable Perpetual Preferred Units representing limited partner interests
Trading Symbol	GLP pr B
Security Exchange Name	NYSE